Financial Information on Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets	$ 2,239,087	$ 2,242,156	[1]	$ 2,703,131
Non-current Assets	10,664,572	10,522,930	[1]	10,788,433
TOTAL ASSETS	12,903,659	12,765,086	[1]	13,491,564
Current Liabilities	2,473,336	2,251,458	[1]	3,185,331	[1]
Non-current Liabilities	4,880,816	5,168,326	[1]	4,878,371	[1]
Equity	5,549,507	5,345,302	[1]	5,427,862	[1]	$ 5,151,639
TOTAL LIABILITIES AND EQUITY	12,903,659	12,765,086	[1]	13,491,564	[1]
Revenue	4,509,547	4,137,511		5,075,058
Raw materials and consumables used	(2,780,380)	(3,078,782)		(3,566,556)
Contribution Margin	1,882,350	1,146,043		1,648,582
Profit (loss) before taxes	794,958	239,443		1,079,790
Income tax expense	(210,059)	(37,011)		(270,163)
Profit (loss)	584,899	202,432		809,627
Other Comprehensive Income	68,458	(32,341)		(275,288)
TOTAL COMPREHENSIVE INCOME	$ 653,357	$ 170,091		$ 534,339
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated		Consolidated
Current Assets	$ 851,097	$ 672,130		$ 611,474
Non-current Assets	2,368,902	2,221,489		2,108,250
TOTAL ASSETS	3,219,999	2,893,619		2,719,724
Current Liabilities	929,500	778,405		656,696
Non-current Liabilities	1,517,263	1,441,983		1,266,059
Equity	773,236	673,231		796,969
TOTAL LIABILITIES AND EQUITY	3,219,999	2,893,619		2,719,724
Revenue	1,783,852	1,739,261		1,799,739
Raw materials and consumables used	(1,474,167)	(1,554,569)		(1,573,018)
Contribution Margin	309,685	184,692		226,721
Gross Operating Income	188,514	64,074		109,986
Operating Income	81,304	(12,947)		37,305
Financial Results	(36,266)	(24,753)		(26,677)
Profit (loss) before taxes	45,038	(37,700)		9,544
Income tax expense	(4,766)	10,695		7,127
Profit (loss)	40,272	(27,005)		16,671
Other Comprehensive Income	69,304	(2,866)		5,068
TOTAL COMPREHENSIVE INCOME	$ 109,576	$ (29,871)		$ 21,739
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 1,542,591	$ 1,764,103		$ 1,869,472
Non-current Assets	2,891,709	2,938,084		3,297,128
TOTAL ASSETS	4,434,300	4,702,187		5,166,600
Current Liabilities	1,009,538	1,098,514		1,428,818
Non-current Liabilities	617,732	856,968		997,226
Equity	2,807,030	2,746,706		2,740,555
TOTAL LIABILITIES AND EQUITY	4,434,300	4,702,188		5,166,599
Revenue	3,034,642	3,138,498		3,683,387
Raw materials and consumables used	(2,195,782)	(2,479,170)		(2,967,532)
Contribution Margin	838,860	659,328		715,855
Gross Operating Income	693,327	528,678		571,286
Operating Income	614,983	468,214		501,550
Financial Results	(73,163)	(29,584)		52,028
Profit (loss) before taxes	690,170	592,180		742,681
Income tax expense	(149,909)	(87,156)		(132,204)
Profit (loss)	540,261	505,024		610,477
Other Comprehensive Income	(4,809)	192,858		(106,587)
TOTAL COMPREHENSIVE INCOME	$ 535,452	$ 697,882		$ 503,890
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 833,283	$ 661,598		$ 600,902
Non-current Assets	2,352,063	2,208,684		2,095,499
TOTAL ASSETS	3,185,346	2,870,282		2,696,401
Current Liabilities	898,357	767,459		644,659
Non-current Liabilities	1,516,723	1,441,947		1,266,028
Equity	770,266	660,876		785,713
TOTAL LIABILITIES AND EQUITY	3,185,346	2,870,282		2,696,400
Revenue	1,773,201	1,734,339		1,794,317
Raw materials and consumables used	(1,469,388)	(1,549,787)		(1,571,309)
Contribution Margin	303,813	184,552		223,008
Gross Operating Income	184,166	64,290		107,848
Operating Income	79,229	(11,656)		33,975
Financial Results	(36,641)	(25,088)		(25,711)
Profit (loss) before taxes	42,588	(36,744)		7,180
Income tax expense	(4,252)	10,256		7,523
Profit (loss)	38,336	(26,488)		14,703
Other Comprehensive Income	69,768	(2,861)		5,067
TOTAL COMPREHENSIVE INCOME	$ 108,104	$ (29,349)		$ 19,770
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 90,860	$ 93,036		$ 103,951
Non-current Assets	155,618	159,190		177,114
TOTAL ASSETS	246,478	252,226		281,065
Current Liabilities	60,025	51,691		57,442
Non-current Liabilities	32,722	34,431		41,362
Equity	153,731	166,103		182,261
TOTAL LIABILITIES AND EQUITY	246,478	252,225		281,065
Revenue	210,418	263,976		259,215
Raw materials and consumables used	(7,206)	(17,342)		(9,309)
Contribution Margin	203,212	246,634		249,906
Gross Operating Income	193,823	237,890		239,865
Operating Income	186,918	230,568		231,817
Financial Results	5,424	4,024		8,169
Profit (loss) before taxes	192,342	234,591		239,986
Income tax expense	(51,932)	(63,136)		(64,186)
Profit (loss)	140,410	171,455		175,800
TOTAL COMPREHENSIVE INCOME	$ 140,410	$ 171,455		$ 175,800
Arcadia Generacin Solar S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements				Separate
Revenue				$ 51,307
Raw materials and consumables used				(1,082)
Contribution Margin				50,225
Gross Operating Income				36,340
Operating Income				16,530
Financial Results				680
Profit (loss) before taxes				17,209
Income tax expense				(7,112)
Profit (loss)				10,097
Other Comprehensive Income				10,052
TOTAL COMPREHENSIVE INCOME				$ 20,149
Enel X Chile S.p.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 91,590	$ 71,274		$ 94,784
Non-current Assets	105,395	79,846		124,696
TOTAL ASSETS	196,985	151,120		219,480
Current Liabilities	100,111	73,655		121,797
Non-current Liabilities	119,398	87,923		99,660
Equity	(22,524)	(10,458)		(1,977)
TOTAL LIABILITIES AND EQUITY	196,985	151,120		219,480
Revenue	59,316	50,196		55,325
Raw materials and consumables used	(39,404)	(27,485)		(21,532)
Contribution Margin	19,912	22,711		33,793
Gross Operating Income	(299)	3,156		16,137
Operating Income	(3,161)	2,173		14,704
Financial Results	(9,305)	(15,124)		(50,900)
Profit (loss) before taxes	(12,466)	(12,950)		(36,196)
Income tax expense	2,063	3,727		10,083
Profit (loss)	(10,403)	(9,223)		(26,113)
Other Comprehensive Income	(1,642)	19		(37)
TOTAL COMPREHENSIVE INCOME	$ (12,045)	$ (9,204)		$ (26,150)
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Current Assets	$ 11,904	$ 16,996
Non-current Assets	2,258	2,553
TOTAL ASSETS	14,162	19,549
Current Liabilities	4,113	6,808
Non-current Liabilities	89	419
Equity	9,960	12,321
TOTAL LIABILITIES AND EQUITY	14,162	19,548
Revenue	9,026	3,257
Raw materials and consumables used	(7,881)	(2,803)
Contribution Margin	1,145	454
Gross Operating Income	(2,703)	(1,388)
Operating Income	(3,149)	(1,598)
Financial Results	66	157
Profit (loss) before taxes	(3,083)	(1,442)
Income tax expense	(369)	(1,512)
Profit (loss)	(3,452)	(2,954)
Other Comprehensive Income	1,068	(29)
TOTAL COMPREHENSIVE INCOME	$ (2,384)	$ (2,983)
Enel Mobility Chile SPA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Current Assets	$ 2,440	$ 2,371
Non-current Assets	10,769	8,214
TOTAL ASSETS	13,209	10,585
Current Liabilities	15,843	11,641
Equity	(2,634)	(1,055)
TOTAL LIABILITIES AND EQUITY	13,209	10,586
Revenue	2,077	732
Raw materials and consumables used	(824)	(578)
Contribution Margin	1,253	154
Gross Operating Income	(234)	(1,105)
Operating Income	(660)	(1,512)
Financial Results	(762)	(595)
Profit (loss) before taxes	(1,423)	(2,108)
Income tax expense	30	(99)
Profit (loss)	(1,393)	(2,207)
Other Comprehensive Income	(184)
TOTAL COMPREHENSIVE INCOME	$ (1,577)	$ (2,207)
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 75,839	$ 52,868		$ 23,623
Non-current Assets	467,903	487,326		512,912
TOTAL ASSETS	543,742	540,194		536,535
Current Liabilities	41,493	38,797		42,240
Non-current Liabilities	6,373	6,774		11,751
Equity	495,876	494,623		482,544
TOTAL LIABILITIES AND EQUITY	543,742	540,194		536,535
Revenue	60,400	56,327		54,608
Raw materials and consumables used	(22,750)	(16,266)		(13,771)
Contribution Margin	37,650	40,061		40,837
Gross Operating Income	29,089	34,291		31,892
Operating Income	(1,217)	5,796		5,229
Financial Results	1,619	7,557		(1,120)
Profit (loss) before taxes	402	13,353		4,110
Income tax expense	(112)	(2,431)		(1,440)
Profit (loss)	290	10,922		2,670
Other Comprehensive Income		62,851		12,349
TOTAL COMPREHENSIVE INCOME	$ 290	$ 73,773		$ 15,019
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 180,456	$ 168,231		$ 157,552
Non-current Assets	81,373	85,808		90,561
TOTAL ASSETS	261,829	254,039		248,113
Current Liabilities	11,194	10,610		8,934
Non-current Liabilities	24,417	24,863		26,805
Equity	226,218	218,566		212,374
TOTAL LIABILITIES AND EQUITY	261,829	254,039		248,113
Revenue	16,613	14,064		16,688
Raw materials and consumables used	(1,526)	(1,396)		(1,454)
Contribution Margin	15,087	12,668		15,234
Gross Operating Income	11,686	8,552		11,260
Operating Income	2,720	472		3,219
Financial Results	7,293	7,224		8,289
Profit (loss) before taxes	10,013	7,696		11,508
Income tax expense	(2,786)	(2,012)		(3,569)
Profit (loss)	7,227	5,684		7,939
Other Comprehensive Income		27,709		5,532
TOTAL COMPREHENSIVE INCOME	$ 7,227	$ 33,393		$ 13,471
Enel Green Power Chile S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate		Separate
Current Assets	$ 163,463	$ 165,051		$ 147,576
Non-current Assets	4,217,308	4,256,851		4,218,441
TOTAL ASSETS	4,380,771	4,421,902		4,366,017
Current Liabilities	971,399	572,650		802,831
Non-current Liabilities	2,404,016	2,849,648		2,617,765
Equity	1,005,356	999,604		945,420
TOTAL LIABILITIES AND EQUITY	4,380,771	4,421,902		4,366,016
Revenue	626,251	650,689		634,753
Raw materials and consumables used	(158,969)	(184,237)		(248,647)
Contribution Margin	467,282	466,452		386,106
Gross Operating Income	372,722	374,370		290,103
Operating Income	153,653	192,525		176,086
Financial Results	(147,663)	(120,097)		(97,546)
Profit (loss) before taxes	5,989	72,428		78,540
Income tax expense	(3,988)	(20,652)		(19,185)
Profit (loss)	2,001	51,776		59,355
Other Comprehensive Income	1,807	124,986		25,492
TOTAL COMPREHENSIVE INCOME	$ 3,808	$ 176,762		$ 84,847
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated		Consolidated
Current Assets	$ 389,146	$ 356,366		$ 303,073
Non-current Assets	4,281,131	4,345,940		4,339,862
TOTAL ASSETS	4,670,277	4,702,306		4,642,935
Current Liabilities	993,473	592,274		828,326
Non-current Liabilities	2,440,443	2,887,505		2,662,412
Equity	1,236,361	1,222,526		1,152,196
TOTAL LIABILITIES AND EQUITY	4,670,277	4,702,305		4,642,934
Revenue	633,961	653,462		638,354
Raw materials and consumables used	(118,202)	(137,811)		(201,932)
Contribution Margin	515,759	515,651		436,422
Gross Operating Income	413,498	417,214		333,255
Operating Income	154,291	197,929		183,760
Financial Results	(138,750)	(105,316)		(88,875)
Profit (loss) before taxes	16,295	92,322		94,950
Income tax expense	(6,653)	(24,862)		(24,390)
Profit (loss)	9,642	67,460		70,560
Other Comprehensive Income	1,813	148,999		30,218
TOTAL COMPREHENSIVE INCOME	$ 11,455	$ 216,459		$ 100,778
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated		Consolidated
Current Assets	$ 1,592,111	$ 1,811,614		$ 1,919,559
Non-current Assets	2,976,415	3,013,024		3,363,969
TOTAL ASSETS	4,568,526	4,824,638		5,283,528
Current Liabilities	1,133,121	1,186,433		1,559,789
Non-current Liabilities	650,323	891,182		1,038,190
Equity	2,785,082	2,747,025		2,685,549
TOTAL LIABILITIES AND EQUITY	4,568,526	4,824,640		5,283,528
Revenue	3,181,163	3,263,370		3,807,867
Raw materials and consumables used	(2,142,404)	(2,360,563)		(2,845,584)
Contribution Margin	1,038,759	902,807		962,283
Gross Operating Income	887,065	766,426		810,992
Operating Income	801,902	698,781		733,367
Financial Results	(67,740)	(25,561)		60,197
Profit (loss) before taxes	754,176	683,149		811,463
Income tax expense	(201,841)	(150,292)		(196,390)
Profit (loss)	552,335	532,857		615,073
Other Comprehensive Income	(9,947)	196,569		(106,030)
TOTAL COMPREHENSIVE INCOME	$ 542,388	$ 729,426		$ 509,043

[1]	See Note 3.